May 5, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc. (“Registrant”)
Registration Statement on Form N-14
File No. ___-________

Commissioners:

On behalf of the Registrant, transmitted herewith pursuant to the Securities Act of 1933 and Section 8(a) thereunder, is the Registrant’s registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to a proposed Agreement and Plan of Reorganization which provides for (i) the transfer of all the assets of each “Target Fund” listed in the table below to the corresponding “Acquiring Fund” listed in the table below in exchange solely for Investor Class shares of common stock of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the distribution by each Target Fund of Investor Class shares of the corresponding Acquiring Fund to the holders of Investor Class shares of each Target Fund in complete liquidation and termination of each Target Fund.

Target Fund (collectively the “Target Funds”)	Acquiring Fund (collectively the “Acquiring Funds”)
Great-West Aggressive Profile I Fund	Great-West Aggressive Profile II Fund
Great-West Conservative Profile I Fund	Great-West Conservative Profile II Fund
Great-West Moderate Profile I Fund	Great-West Moderate Profile II Fund
Great-West Moderately Aggressive Profile I Fund	Great-West Moderately Aggressive Profile II Fund
Great-West Moderately Conservative Profile I Fund	Great-West Moderately Conservative Profile II Fund

It is proposed that this filing will become effective on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Please direct any question or comments regarding the Registration Statement to me at (303) 737-4675 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Vice President, Counsel & Secretary

Enclosures